Income Taxes - Summary of Effective Income Tax Rate Differed from Amount Computed by Applying Federal Statutory Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Domestic statutory rate	21.00%		21.00%	21.00%
Foreign rate differential			(9.00%)	4.00%
China R&D deduction			0.00%	12.00%
Nondeductible expenses			(1.00%)	0.00%
Non-deductible intellectual property rights			0.00%	6.00%
Tax credits			1.00%	2.00%
Change in valuation allowance			(12.00%)	(46.00%)
Total	0.00%	0.00%	0.00%	(1.00%)
IKENA ONCOLOGY INC
Effective Income Tax Rate Reconciliation [Line Items]
Domestic statutory rate			21.00%	21.00%
State taxes			(0.30%)	6.40%
Stock compensation			(1.30%)	(1.20%)
Non-deductible intellectual property rights			(0.90%)	(0.60%)
Tax credits			2.90%	4.20%
Other			(0.10%)	0.40%
Change in valuation allowance			(21.60%)	(30.00%)
Total			(0.30%)	0.20%